Non-Current Assets - Property, Plant and Equipment (Details) - Schedule of non-current assets - property, plant and equipment	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 AUD ($)
Non-Current Assets - Property, Plant and Equipment (Details) - Schedule of non-current assets - property, plant and equipment [Line Items]
Non-current assets - property, plant and equipment, Net	$ 135,878	$ 92,309	$ 152,571	$ 143,483
Computer equipment - at cost [Member]
Non-Current Assets - Property, Plant and Equipment (Details) - Schedule of non-current assets - property, plant and equipment [Line Items]
Non-current assets - property, plant and equipment, gross	275,582	187,216	253,564
Less: Accumulated depreciation	(242,159)	(164,510)	(220,715)
Non-current assets - property, plant and equipment, Net	33,423	22,706	32,849	12,141
Office furniture & equipment - at cost [Member]
Non-Current Assets - Property, Plant and Equipment (Details) - Schedule of non-current assets - property, plant and equipment [Line Items]
Non-current assets - property, plant and equipment, gross	131,728	89,489	129,538
Less: Accumulated depreciation	(41,818)	(28,409)	(28,956)
Non-current assets - property, plant and equipment, Net	89,910	61,080	100,582	106,573
Machinery & equipment - at cost [Member]
Non-Current Assets - Property, Plant and Equipment (Details) - Schedule of non-current assets - property, plant and equipment [Line Items]
Non-current assets - property, plant and equipment, gross	85,309	57,955	82,889
Less: Accumulated depreciation	(72,764)	(49,432)	(63,749)
Non-current assets - property, plant and equipment, Net	$ 12,545	$ 8,523	$ 19,140	$ 24,769